Summary of significant accounting and reporting policies (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) MortgagePool securitization Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of principal businesses (segment) | Segment	2
Number of securitizations | securitization	2
Minimum loan amount required to measure impairment allowance	$ 1
Minimum amount of majority of loans primarily to institutional customers	$ 1
Number of residential mortgage pools used for credit loss estimation | MortgagePool	5
Maximum percentage of excess actuarial gain or loss before excess is recognized (percentage)	10.00%
Period of time to amortize unrecognized gains or losses for pension plans with inactive participants (years)	15 years
Period of time that difference of expected return on plan assets vs. actual performance of plan assets included as adjustment in market related value (years)	5 years
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable interest entity ownership percentage	50.00%
Premises and equipment, useful life (in years)	2 years
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment, useful life (in years)	40 years
Commercial Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for nonaccrual status	90 days
First Lien Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for nonaccrual status	270 days
Threshold period past due subject to impairment test	90 days
Threshold period past due subject to further impairment testing	180 days
Second Lien Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for nonaccrual status	90 days